Basis of Preparation (Policies)	12 Months Ended
Dec. 31, 2017
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Financial instruments
a)	Financial instruments

Derivative financial instruments (put options): The options to sell units of FIP Melbourne and FIP Malbec (‘the SAAG Put’) and the options to sell shares of RME (‘the Parati Put’) have been measured at fair value using the Black-Scholes-Merton (BSM) model at the balance sheet date.

Derivative financial instruments (swap transactions): The Company, through its subsidiary Cemig GT, maintains derivative hedge instruments to mitigate its exposure to the risk of changes in exchange rates. Derivatives are recognized initially at their fair value and the attributable transaction costs are recognized in the Statement of income when they are incurred. After initial recognition, derivatives are measured at fair value and changes in fair value are accounted for in the Statement of income.

Share capital: The rights to minimum dividends which preferred shares are entitled to are described in Note 25 to the consolidated financial statements.

Financial instruments available for sale: As from December 31, 2012, assets in this category include the financial assets of the transmission and distribution concession that were subject to Law 12,783 (of January 11, 2013). They are measured at New Replacement Value (Valor Novo de Reposição, or VNR), which is their fair value. The Company recognizes a financial asset resulting from a concession contract when it has an unconditional contractual right to receive cash or another financial asset from, or under the direction of, the concession grantor for the services of construction or improvement provided.

Loans and receivables: Loans and receivables include: cash equivalents, credits payable by Customers and traders, and concession holders (transport of energy), tied funds, escrow deposits, Concession financial assets, amounts receivable from related parties, and CVA credits and Other financial components in tariff adjustments.

Cash and cash equivalents: includes balances of cash; bank deposits; and highly liquid investments with original maturity of three months or less, which are subject to an insignificant risk in change of value. Cash and cash equivalents are maintained for the purpose of meeting cash equirements in the short term and not for investment or other purposes.

Customers and traders; Concession holders (power transport)
b)	Customers and traders; Concession holders (power transport)

Accounts receivable from Customers, Traders, and concession holders (for transport of power) are initially recorded at the value of the energy supplied and measured at amortized cost.

The allowance for doubtful receivables, for low and medium voltage customers, is based on estimates by Management, in an amount sufficient to cover probable losses. The principal criteria set by the Company are: (i) For customers with significant balances, the receivable balance is analyzed in light of the historical information, negotiations in progress, and provided guarantees. (ii) For other customers, the following are fully provisioned: Receivables from residential customers that are more than 90 days past due; receivables from commercial customers that are more than 180 days past due; and receivables that are more than 360 days past due from other customers.

For large customers an individual analysis is made in relation to each customer, including the actions in progress aiming to collect the outstanding balances.

Investments
c)	Investments

The Company has investments in associates and joint ventures.

An associate is an entity over which the Company has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of an entity, but is not control or joint control over those policies.

A joint venture is a type of joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the joint venture. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control.

These investments are accounted for under the equity method and are, initially, recognized at cost.

The investments balance include the intangible assets representing the right to commercial operation of the regulated activity identified upon, net of any accumulated impairment.

Concession assets
d)	Concession assets

Distribution activity: concession intangible assets are amortized during the concession period, as provided for in IFRIC 12 – Concession contracts.

Cemig D recognizes a financial assets corresponding to the residual value of the intangible asset at the end of the concession, representing an unconditional right to receive cash or other financial asset directly from the grantor.

In order to determine the amortization period of the concession intangible asset, Cemig D considered that the concession agreement was extended for an additional period of 30 years, as described in more detail in Note 4.

Additions to the concession infrastructure are initially recorded at cost, including capitalized borrowing costs, and represent the acquisition cost of the Intangible assets. When the assets start operations they are split into financial assets and intangible assets, according to the criterion mentioned in the previous paragraphs. The portion of the assets that is recorded in financial assets is measured based replacement cost, which is fair value.

Transmission activity: Concession contracts entered into by the Company, determine that the concessionaire has an unconditional contractual right to receive cash or another financial asset directly from, or on behalf, of the grantor, therefore, Cemig records a financial asset, during the period of construction of lines and for the transmission revenue to be received during the concession period, at fair value, in accordance with IFRIC 12 – Concession contracts.

The infrastructure construction costs is recognized in the Statement of income when incurred, and construction revenue is recorded based on the stage of completion of the work, including the taxes applicable to the revenue, and any profit margin.

Invoiced amounts as per the Permitted Annual Revenue (RAP), is recorded as revenue for the portion relating the operation and maintenance of the infrastructure assets, at fair value, and as a reduction of the financial asset for portion relating to the construction revenue recognize, as described above.

Additional expenditures incurred for purposes of capital expansion and improvements to the transmission infrastructure are recognized as a financial asset.

As a condition for the renewal of the old transmission concessions, as described in more detail in Note 4, the residual value of the majority of the transmission assets recognized under the old concessions will be the subject of reimbursement by the Concession grantor, having already been written down on December 31, 2012, and an financial asset was recognized for the estimated amount to be received through the RAP.

Gas distribution activity: concession intangible assets are amortized during the concession period, as provided for in IFRIC 12 – Concession contracts.

The amortization reflects the pattern in which future economic benefits of the asset are expected to be consumed by the Company. The consumption pattern of the assets are related to the economic useful lives of each of the underlying assets that comprise the concession. This economic useful life is also used by the regulator to determine the basis for measuring the tariff for rendering the services of the concession.

Cemig recognizes a financial assets corresponding to the residual value of the intangible asset at the end of the concession, representing an unconditional right to receive cash or other financial asset directly from the grantor.

Intangible assets
e)	Intangible assets

Intangible assets is mainly comprised of the assets relating to the concession contract for services, described above, and software. They are measured at total acquisition cost, including capitalized borrowing costs, less accumulated amortization.

Property, plant and equipment
f)	Property, plant and equipment

Property, plant and equipment are valued at acquisition cost, including deemed cost (upon initial application of IFRSs), and capitalized borrowing costs, less accumulated depreciation.

Depreciation is calculated on a straight-line basis, using the rates that reflect the estimated useful life of the assets, limited in certain situations to the period of the concession contracts to which they relate to. The main rates are shown in Note 17.

Gains and losses resulting from the disposal of a property, plant and equipment, are measured as the difference between the net proceeds obtained from the sale and the asset’s book value, and are recognized in the Statement of income the asset is disposed of.

Impairment
g)	Impairment

In assessing impairment of financial assets, the Company uses historic trends of the probability of default, timing of recovery and the amounts of loss incurred, adjusted to reflect management’s judgment as to whether current economic and credit conditions are such that the actual losses are likely to be greater or less than suggested by historic trends.

Additionally, management revises, annually, the carrying value of the non-financial assets, for the purpose of assessing the existence of events or changes in the economic, operational or technological conditions that could lead to an impairment. When such events are identified and when the carrying value of an asset exceeds the recoverable value, am impairment loss is recognized, adjusting the carrying value of the asset to its recoverable value. The recoverable value of an asset or cash generating unit is defined as being the higher of its value in use or its fair value less costs to sell.

On December 31, 2017 no indications were observed that might indicate that the Company’s assets might be impaired.

Benefits to employees
h)	Employees benefits

The liability recorded in the statement of financial position related the Company’s retirement benefit pension plan obligations, is the greater of: (a) the debt agreed upon with the pension plan for amortization of the actuarial obligations, and (b) the present value of the actuarial obligation, as calculated by a qualified actuary, less the fair value of the plan’s assets, and adjusted for unrecognized actuarial gains and losses. Expenses related to the debt agreed upon with the pension trust fund were recorded in finance income (expenses), because they represent financial interest and inflation adjustment. Other expenses relates to the pension fund were recorded as operating expenses.

The actuarial gains and losses arising as a result of experience and on changes in actuarial assumptions are recognized in Other comprehensive income.

Short-term benefits to employees: Employees’ profit sharing as determined in the Company’s by-laws are provisioned in accordance with the collective agreement established with the employees’ union and recorded in Employees’ and managers’ profit sharing in the Statement of income.

Income tax and Social Contribution tax
i)	Income tax and Social Contribution tax

Current

Advances, or amounts subject to offsetting, are presented as current or non-current assets, in accordance with the expected date of their realization and through the reporting period on which date case taxes duly calculated and offsetted against advances made.

Deferred

Deferred tax liabilities are recognized for all temporary tax differences. Deferred tax assets are recognized for all the temporary differences to the extent that it is probable that future taxable profit will be available against which the temporary differences will be reversed.

Deferred income tax and social contribution tax assets are reviewed at reporting date, and are reduced to the extent that their realization is no longer probable.

Operational revenue
j)	Operating revenue

Revenues derived from the company’s businesses in the electricity, gas, telecommunications and other sectors, revenues are recognized when there is persuasive evidence of agreements, when delivery of merchandise takes place or when the services are provided, the prices are fixed or determinable, and collection is reasonably assured, independently of whether collections have actually been received.

Revenues from sale of energy are recorded based on the energy delivered and the tariffs specified in the terms of the contract or in effect in the market. Revenues from retail supply of energy to final customers are recorded when the delivery has taken place. The billing is carried out monthly. Unbilled retail supply of electricity, from the period between the last billing and the end of each month, is estimated based on the consumption from the previous month or the contractual amounts. The differences between the estimated amounts accrued and the actual revenues are recorded in the following month. Historically, these have not been significant.

Revenue from the supply of energy to the Brazilian grid system is recorded when the delivery has taken place and is invoiced to customers on a monthly basis, in accordance with the payment schedules specified in the concession agreement.

For the transmission concessions, the fair value of the operation and maintenance of the transmission lines and the remuneration of the financial asset are recorded as revenue in the Statement of income each month.

The services provided include charges for connection and other related services; the revenues are accounted for when services are rendered.

The ‘Portion A’ revenue and the Other financial items related to tariff adjustments are recognized in the Statement of income when the costs effectively incurred are different from those incorporated into the electricity distribution tariff. For more details, see Note 15.

The gain on adjustment of expectation of cash flow from the indemnifiable financial asset of the distribution concession arising from the difference in the fair value of the Remuneration Asset Base is presented as operating revenue, together with the other revenues related to the Company’s end-activity of Cemig D.

Financial revenue and expenses
k)	Finance income and expenses

Finance income is mainly comprised of interest income on funds invested, monetary adjustments on overdue receivables and interest income on other financial assets. Interest income is recognized in the Statement of income using the effective interest method.

Finance expenses include: interest expense on borrowings; and foreign exchange and monetary adjustments on borrowing costs of debt, financings and debentures. Interest expense on the Company’s borrowings that is not capitalized is recognized in the Statement of income using the effective interest method.

Segment reporting
l)	Segment reporting

The operating results of all operating segments for which discrete financial information is available are reviewed regularly by the Company’s CEO, to make decisions about resources to be allocated to the segment, and to assess its performance.

Segment results that are reported to the CEO include items directly attributable to a segment as well as those that can be allocated on a reasonable basis. Unallocated items comprise mainly corporate assets (primarily the Company’s headquarters) and head office expenses.

Segment capital expenditure is the total cost incurred during the year to acquire: the Concession financial assets , Intangible assets, and Property, plant and equipment.